Income tax (expenses) / benefits Major Components of Income Tax (Expense)/Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax	¥ (590,668)	¥ (37,027)	¥ (460,720)
Deferred taxation	(53,812)	102,647	31,757
Income tax (expenses)/ benefits	¥ (644,480)	¥ 65,620	¥ (428,963)